UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23210

STIRA ALCENTRA GLOBAL CREDIT FUND

(Exact name of registrant as specified in charter)

18100 Von Karman Avenue Suite 500 Irvine, California	92612
(Address of principal executive offices)	(Zip code)

Christopher Hilbert

Chief Executive Officer

18100 Von Karman Avenue

Suite 500

Irvine, CA 92612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 567-7264

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

The Registrant’s schedules as of the close of the reporting period are attached hereto.

Stira Alcentra Global Credit Fund

Schedule of Investments

As of March 31, 2018

(Unaudited)

Description	Spread Above Index	Base Rate Floor (%)	Interest Rate (%)	Maturity Date	Principal Amount	Cost(1) ($)	Fair Value ($)	% of Net Assets

Investments in Non-Controlled, Non-Affiliated Portfolio Companies — 87.16%

Corporate Bonds — 27.96%

Communications — 4.54%

Cincinnati Bell, Inc. (2)(3)			7.000	7/15/2024	150,000	151,914	134,250	0.76%
Digicel Ltd. (2)(3)			6.750	3/1/2023	200,000	192,732	180,226	1.01%
Radiate Holdco LLC / Radiate Finance, Inc. (2)(3)			6.625	2/15/2025	150,000	148,151	139,500	0.79%
Altice Finco S.A. (2)(3)			7.625	2/15/2025	225,000	237,181	221,906	1.25%
Sprint Corp.			7.250	9/15/2021	125,000	132,150	129,219	0.73%
Total Communications						862,128	805,101	4.54%

Consumer Discretionary — 0.58%

Scientific Games International, Inc. (3)			6.625	5/15/2021	100,000	103,169	102,375	0.58%
Total Consumer Discretionary						103,169	102,375	0.58%

Consumer Staples — 0.54%

Kronos Acquisition Holdings, Inc. (2)(3)			9.000	8/15/2023	100,000	100,459	95,000	0.54%
Total Consumer Staples						100,459	95,000	0.54%

Energy — 4.77%

Enviva Partners L.P. / Enviva Partners Finance Corp. (3)			8.500	11/1/2021	100,000	106,290	105,750	0.60%
Oasis Petroleum, Inc. (3)			6.875	3/15/2022	100,000	98,663	101,424	0.57%
Unit Corp. (3)			6.625	5/15/2021	145,000	144,400	145,000	0.82%
Whiting Petroleum Corp. (3)			5.750	3/15/2021	140,000	133,471	141,397	0.80%
Genesis Energy L.P. / Genesis Energy Finance Corp. (3)			6.500	10/1/2025	165,000	169,696	161,700	0.91%
Sanchez Energy Corp. (3)			6.125	1/15/2023	130,000	111,391	94,819	0.53%
SemGroup Corp. (2)(3)			6.375	3/15/2025	100,000	98,572	95,500	0.54%
Total Energy						862,483	845,590	4.77%

Financials — 1.11%

AssuredPartners, Inc. (2)(3)			7.000	8/15/2025	200,000	202,718	197,500	1.11%
Total Financials						202,718	197,500	1.11%

Health Care — 3.23%

Tenet Healthcare Corp.			6.750	6/15/2023	100,000	95,898	97,875	0.55%
Valeant Pharmaceuticals International, Inc. (2)(3)			5.875	5/15/2023	175,000	155,335	155,312	0.88%
NVA Holdings, Inc.(2)(3)			6.875	4/1/2026	165,000	165,000	166,237	0.94%
Polaris Intermediate Corp. (2)(3)			8.500	12/1/2022	150,000	155,497	153,002	0.86%
Total Health Care						571,730	572,426	3.23%

Industrials — 2.98%

Bombardier, Inc. (2)(3)			7.500	3/15/2025	150,000	158,112	153,938	0.87%
Brand Energy & Infrastructure Services, Inc. (2)(3)			8.500	7/15/2025	150,000	159,519	156,562	0.88%
Covanta Holding Corp. (3)			5.875	7/1/2025	125,000	123,975	121,250	0.68%
Hillman Group, Inc. (The) (2)(3)			6.375	7/15/2022	100,000	98,219	96,500	0.55%
Total Industrials						539,825	528,250	2.98%

Materials — 6.49%

Consolidated Energy Finance S.A. (2)(3)			6.875	6/15/2025	100,000	103,746	104,750	0.59%

See notes to unaudited financial statements

Stira Alcentra Global Credit Fund

Schedule of Investments

As of March 31, 2018

(Unaudited)

Description	Spread Above Index	Base Rate Floor (%)	Interest Rate (%)	Maturity Date	Principal Amount	Cost(1) ($)	Fair Value ($)	% of Net Assets

CVR Partners L.P. / CVR Nitrogen Finance Corp. (2)(3)			9.250	6/15/2023	200,000	208,471	212,940	1.20%
First Quantum Minerals Ltd. (2)(3)			7.250	4/1/2023	200,000	200,907	197,000	1.11%
ARD Finance S.A. (3)			7.125	9/15/2023	200,000	211,850	207,250	1.17%
BWAY Holding Co. (2)(3)			7.250	4/15/2025	275,000	281,381	280,500	1.59%
Platform Specialty Products Corp. (2)(3)			5.875	12/1/2025	150,000	151,452	146,625	0.83%
Total Materials						1,157,807	1,149,065	6.49%

Technology — 1.62%

Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho (2)(3)			10.000	11/30/2024	125,000	140,936	138,750	0.78%
Rackspace Hosting, Inc. (2)(3)			8.625	11/15/2024	150,000	160,882	148,125	0.84%
Total Technology						301,818	286,875	1.62%

Utilities — 2.10%

Calpine Corp. (3)			5.750	1/15/2025	145,000	135,943	132,675	0.75%
NRG Energy, Inc. (3)			7.250	5/15/2026	225,000	243,440	238,500	1.35%
Total Utilities						379,383	371,175	2.10%
Total Corporate Bonds						5,081,520	4,953,357	27.96%

Senior Secured - First Lien — 43.11%(4)(5)

Communications — 6.28%

LSF9 Atlantis Holdings, LLC	1M LIBOR + 6.000% Cash	1.686	7.686	5/1/2023	163,479	165,318	165,318	0.93%
Meredith Corp.	1M LIBOR + 3.000% Cash	1.877	4.877	1/31/2025	341,500	343,280	343,975	1.94%
Red Ventures, LLC	1M LIBOR + 4.000% Cash	1.877	5.877	11/8/2024	248,750	248,450	251,264	1.42%
West Corp.	1M LIBOR + 4.000% Cash	1.877	5.877	10/10/2024	249,375	249,375	252,025	1.42%
West Corp. (7)		—	—	10/10/2024	100,000	99,875	100,266	0.57%
Total Communications						1,106,298	1,112,848	6.28%

Consumer Discretionary — 7.27%

Constellis Holdings, LLC	3M LIBOR + 5.000% Cash	2.302	7.302	4/21/2024	249,372	252,408	252,100	1.42%
FPC Holdings, Inc. (7)		—	—	11/19/2022	220,264	213,656	213,656	1.21%
Innovative Xcessories & Services, LLC	1M LIBOR + 4.750% Cash	1.830	6.580	11/29/2022	243,500	246,724	245,935	1.39%
K-Mac Holdings Corp. (7)		—	—	3/7/2025	78,000	77,805	78,497	0.44%
Staples, Inc.	3M LIBOR + 4.000% Cash	1.787	5.787	9/12/2024	249,375	234,712	247,474	1.40%
Weight Watchers International, Inc.	3M LIBOR + 4.750% Cash	1.700	6.450	11/29/2024	246,875	250,800	250,386	1.41%
Total Consumer Discretionary						1,276,105	1,288,048	7.27%

See notes to unaudited financial statements

Stira Alcentra Global Credit Fund

Schedule of Investments

As of March 31, 2018

(Unaudited)

Description	Spread Above Index	Base Rate Floor (%)	Interest Rate (%)	Maturity Date	Principal Amount	Cost(1) ($)	Fair Value ($)	% of Net Assets

Consumer Staples — 1.39%

Albertsons, LLC	3M LIBOR + 3.000% Cash	2.292	5.292	12/21/2022	248,747	243,090	246,467	1.39%
Total Consumer Staples						243,090	246,467	1.39%

Energy — 0.23%

Murray Energy Corp.	3M LIBOR + 7.250% Cash	2.302	9.552	4/16/2020	48,003	45,854	40,763	0.23%
Total Energy						45,854	40,763	0.23%

Financials — 2.10%

DTZ U.S. Borrower, LLC (7)		—	—	11/4/2021	250,000	249,375	249,166	1.41%
Mayfield Agency Borrower Inc.	1M LIBOR + 4.500% Cash	1.877	6.377	1/30/2025	121,000	120,400	122,059	0.69%
Total Financials						369,775	371,225	2.10%

Health Care — 5.40%

Air Methods Corp.	3M LIBOR + 3.500% Cash	2.302	5.802	4/21/2024	300,000	301,683	301,219	1.70%
CVS Holdings I, LP	3M LIBOR + 3.000% Cash	1.790	4.790	2/6/2025	250,000	249,690	249,064	1.40%
Pearl Intermediate Parent LLC (6)	1M LIBOR + 2.750% Cash	1.777	4.527	2/14/2025	68,000	67,830	67,384	0.38%
PharMerica Corp.	1M LIBOR + 3.500% Cash	1.711	5.211	12/6/2024	100,000	100,855	100,521	0.57%
Team Health Holdings, Inc.	1M LIBOR + 2.750% Cash	1.877	4.627	2/6/2024	249,370	244,215	239,084	1.35%
Total Health Care						964,273	957,272	5.40%

Industrials — 8.41%

ATS Consolidated, Inc.	1M LIBOR + 3.750% Cash	1.648	5.398	2/28/2025	260,000	260,579	263,414	1.49%
Filtration Group Corp. (7)		—	—	3/27/2025	115,942	115,652	115,652	0.65%
Loparex Holding B.V. (7)		—	—	3/27/2025	174,970	174,095	174,095	0.98%
Pike Corp.	3M LIBOR + 3.500% Cash	1.890	5.390	3/14/2025	267,000	268,583	269,837	1.52%
Ply Gem Industries, Inc. (7)		—	—	3/28/2025	351,298	351,509	351,508	1.99%
Titan Acquisition Ltd. (7)		—	—	3/15/2025	315,000	314,775	314,803	1.78%
Total Industrials						1,485,193	1,489,309	8.41%

Materials — 4.65%

AgroFresh, Inc.	1M LIBOR + 4.750% Cash	1.877	6.627	7/31/2021	249,361	249,639	248,217	1.40%
Albea Beauty Holdings S.A. (7)		—	—	4/22/2024	136,829	136,658	137,496	0.78%
Cyanco Intermediate Corp.	3M LIBOR + 3.500% Cash	2.172	5.672	2/15/2025	188,000	188,755	189,410	1.07%

See notes to unaudited financial statements

Stira Alcentra Global Credit Fund

Schedule of Investments

As of March 31, 2018

(Unaudited)

Description	Spread Above Index	Base Rate Floor (%)	Interest Rate (%)	Maturity Date	Principal Amount	Cost(1) ($)	Fair Value ($)	% of Net Assets

OCI Beaumont LLC (7)		—	—	2/14/2025	245,000	246,790	246,888	1.40%
Total Materials						821,842	822,011	4.65%

Technology — 7.39%

Bright Bidco B.V.	3M LIBOR + 3.500% Cash	2.302	5.802	6/30/2024	248,747	250,852	252,672	1.43%
Everi Payments Inc.	2M LIBOR + 3.500% Cash	1.994	5.494	5/9/2024	249,366	251,841	251,626	1.42%
Harland Clarke Holdings Corp.	3M LIBOR + 4.750% Cash	2.302	7.052	11/3/2023	211,444	213,486	213,675	1.21%
McAfee, LLC (7)		—	—	9/30/2024	250,000	252,813	252,890	1.43%
Mitchell International, Inc. (6)	1M LIBOR + 3.250% Cash	1.877	5.127	11/29/2024	46,269	46,047	46,338	0.26%
Riverbed Technology, Inc. (7)		—	—	4/24/2022	291,550	291,186	290,896	1.64%
Total Technology						1,306,225	1,308,097	7.39%
Total Senior Secured - First Lien						7,618,655	7,636,040	43.11%

Senior Secured - Second Lien — 16.09% (4)(5)

Consumer Discretionary — 3.27%

FPC Holdings, Inc.	3M LIBOR + 8.000% Cash	2.302	10.302	5/19/2020	248,672	243,604	247,428	1.40%
William Morris Endeavor Entertainment, LLC	1M LIBOR + 7.250% Cash	1.877	9.127	5/6/2022	250,000	253,327	251,875	1.42%
Serta Simmons Bedding, LLC	1M LIBOR + 8.000% Cash	1.711	9.711	11/8/2024	100,000	100,000	80,500	0.45%
Total Consumer Discretionary						596,931	579,803	3.27%

Energy — 0.93%

Granite Acquisition, Inc.	3M LIBOR + 7.250% Cash	2.302	9.552	12/19/2022	161,824	163,623	164,101	0.93%
Total Energy						163,623	164,101	0.93%

Financials — 6.79%

Asurion, LLC	1M LIBOR + 6.000% Cash	1.877	7.877	8/4/2025	350,000	359,010	360,150	2.03%
Capital Automotive L.P.	1M LIBOR + 6.000% Cash	1.880	7.880	3/24/2025	300,000	307,855	303,939	1.72%
Mayfield Agency Borrower, Inc.	1M LIBOR + 8.500% Cash	1.877	10.377	1/30/2026	150,000	151,121	150,375	0.85%
Sedgwick Claims Management Services, Inc. (7)		—	—	2/28/2022	135,000	134,001	136,013	0.77%
Sedgwick Claims Management Services, Inc.	1M LIBOR + 5.750% Cash	1.877	7.627	2/28/2022	250,000	252,989	251,687	1.42%
Total Financials						1,204,976	1,202,164	6.79%

See notes to unaudited financial statements

Stira Alcentra Global Credit Fund

Schedule of Investments

As of March 31, 2018

(Unaudited)

Description	Spread Above Index	Base Rate Floor (%)	Interest Rate (%)	Maturity Date	Principal Amount	Cost(1) ($)	Fair Value ($)	% of Net Assets

Health Care — 2.56%

Pearl Intermediate Parent LLC	1M LIBOR + 6.250% Cash	1.777	8.027	2/13/2026	251,000	253,942	251,628	1.42%
PharMerica Corp.	1M LIBOR + 7.750% Cash	1.711	9.461	12/7/2025	200,000	203,910	201,750	1.14%
Total Health Care						457,852	453,378	2.56%

Technology — 2.54%

Almonde, Inc.	3M LIBOR + 7.250% Cash	1.984	9.234	6/13/2025	250,000	255,551	248,261	1.40%
Mitchell International, Inc.	1M LIBOR + 7.250% Cash	1.887	9.137	11/20/2025	200,000	199,029	201,650	1.14%

Total Technology						454,580	449,911	2.54%

Total Senior Secured - Second Lien						2,877,962	2,849,357	16.09%

Total Investments in Non-Controlled, Non-Affiliated Portfolio Companies						15,578,137	15,438,754	87.16%

Assets In Excess Of Other Liabilities							2,274,610	12.84%

Net Assets							$17,713,364	100.00%

(1)	The cost of debt securities is adjusted for accretion of discount/amortization of premium and interest paid-in-kind on such securities.
(2)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by Alcentra NY, LLC, the investment sub-adviser, and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,174,124, which represents approximately 18.0% of net assets as of March 31, 2018.
(3)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(4)	The principal balance outstanding for all floating rate loans is indexed to the London Interbank Offered Rate (“ LIBOR”) or an alternate base rate (e.g., prime rate), which typically resets semi-annually, quarterly, or monthly at the borrower's option. The borrower may also elect to have multiple interest reset periods for each loan. For each of these loans, the Fund has provided the applicable margin over LIBOR based on each respective credit agreement.
(5)	Variable rate security. Interest rate disclosed is that which is in effect on March 31, 2018.
(6)	The investment has an unfunded commitment as of March 31, 2018 which is excluded from the presentation (see Note 3).
(7)	This loan settled after March 31, 2018, at which time the interest rate was determined.

See notes to unaudited financial statements

STIRA ALCENTRA GLOBAL CREDIT FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

Note 1. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statement of the Stira Alcentra Global Credit Fund (the “Fund”) has been prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the requirements for reporting in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. In the opinion of management, the financial results included herein contain all adjustments and reclassifications considered necessary for the fair presentation of financial statements for the period included herein. The accounting records of the Fund are maintained in United States dollars, the functional currency of the Fund.

Note 2. Fair Value of Financial Instruments

The Fund accounts for its investments in accordance with FASB ASC Topic 820 (“ASC Topic 820”), Fair Value Measurements and Disclosures, which defines fair value and establishes a framework for measuring fair value. ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a fair value hierarchy which prioritizes and ranks the level of market price observability used in measuring investments at fair value.

Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment, and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily available actively quoted prices or for which fair value can be measured from actively-quoted prices in an orderly market will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following categories (from highest to lowest) based on inputs:

Level 1 — Quoted prices (unadjusted) are available in active markets for identical investments that the Fund has the ability to access as of the reporting date. The type of investments which would generally be included in Level 1 includes listed equity securities and listed derivatives. As required by ASC Topic 820, the Fund, to the extent that it holds such investments, does not adjust the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in non-active markets, including actionable bids from third parties for privately held assets or liabilities, and inputs other than quoted prices that are observable (either directly or indirectly) at the measurement date, such as yield curves and forward currency rates that are entered directly into valuation models to determine the value of derivatives or other assets or liabilities.

Level 3 — Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant judgment or estimation by the Fund. The types of investments which would generally be included in this category include debt and equity securities issued by private entities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given investment is based on the lowest level of input that is significant to the fair value measurement. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

Level 1 and Level 2 Fair Value Investments - The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities - Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Fund’s Board of Trustees (the “Board of Trustees”). The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued using available market quotations as provided by a third party pricing vendor or broker. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

STIRA ALCENTRA GLOBAL CREDIT FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund's investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

When reliable market quotations are not considered to be readily available, which may be the case restricted securities, certain debt securities, preferred stocks and foreign stocks, the investments are valued at their fair value as determined by Management under procedures established and periodically reviewed by the Board of Trustees.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. For the period ended March 31, 2018, there were no transfers between Level 1, 2 or 3.

The fair values of the Fund’s investments disaggregated into the three levels of the fair value hierarchy based upon the lowest level of significant input used in the valuation as of March 31, 2018, are as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Senior Secured Loans - First Lien	$-	$7,636,040	$-	$7,636,040
Senior Secured Loans - Second Lien	-	2,849,357	-	2,849,357
Corporate Bonds	-	4,953,357	-	4,953,357
Total investments	$-	$15,438,754	$-	$15,438,754

Note 3. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. In addition, the Fund has agreed to indemnify its officers, directors, employees, agents or any person who serves on behalf of the Fund from any loss, claim, damage, or liability which such person incurs by reason of their performance of activities for the Fund, provided they acted in good faith. The Fund expects the risk of loss related to its indemnifications to be remote.

The Fund’s investment portfolio may contain debt investments that are in the form of lines of credit and unfunded delayed draw commitments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of March 31, 2018, the Fund had $23,556 in unfunded commitments under loan and financing agreements, which are presented below:

March 31, 2018
Mitchell International, Inc.	$3,737
Pearl Intermediate Parent LLC	19,819
$23,556

Note 4. Investment Portfolio

As of March 31, 2018, the Fund had invested approximately $15.6 million in 77 portfolio companies. The weighted average yield of the investment portfolio based upon original cost, as of March 31, 2018, was 6.92% with an average duration of 1.31 years. The following graphics illustrate the Fund’s investment portfolio as of March 31, 2018, by industry, geography, asset type, floating/fixed rate breakdown and investment structure:

Top 10 Holdings	% of Fair Value	% of Total Net Assets
FPC Holdings, Inc.	2.99%	2.60%
Sedgwick Claims Management Services, Inc.	2.51%	2.19%
Asurion, LLC	2.33%	2.03%
Ply Gem Industries, Inc.	2.28%	1.98%
Meredith Corp.	2.23%	1.94%
Pearl Intermediate Parent LLC	2.07%	1.80%
Titan Acquisition Ltd.	2.04%	1.78%
Capital Automotive L.P.	1.97%	1.72%
PharMerica Corp.	1.96%	1.71%
Air Methods Corp.	1.95%	1.70%
	22.32%	19.45%

STIRA ALCENTRA GLOBAL CREDIT FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

Industry Concentration	% of Fair Value	% of Total Net Assets
Technology	13.25%	11.54%
Industrials	13.07%	11.39%
Health Care	12.85%	11.19%
Materials	12.77%	11.13%
Consumer Discretionary	12.76%	11.12%
Communications	12.42%	10.83%
Financials	11.47%	10.00%
Energy	6.80%	5.93%
Utilities	2.40%	2.10%
Consumer Staples	2.21%	1.93%
Assets in excess of other liabilities	—	12.84%
	100.00%	100.00%

Asset Type	% of Fair Value	% of Total Net Assets
Senior Secured - First Lien	49.46%	43.11%
Corporate Bonds	32.08%	27.96%
Senior Secured - Second Lien	18.46%	16.09%
Assets in excess of other liabilities	—	12.84%
	100.00%	100.00%

Geographic Concentration	% of Fair Value	% of Total Net Assets
United States	86.40%	75.31%
Western Europe	9.15%	7.98%
Other	4.45%	3.87%
Assets in excess of other liabilities	—	12.84%
	100.00%	100.00%

Floating/Fixed Rate Breakdown	% of Fair Value	% of Total Net Assets
Floating	67.92%	59.20%
Fixed	32.08%	27.96%
Assets in excess of other liabilities	—	12.84%
	100.00%	100.00%

STIRA ALCENTRA GLOBAL CREDIT FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

Investment Structure	% of Fair Value	% of Total Net Assets
Syndicated	100.00%	87.16%
Assets in excess of other liabilities	—	12.84%
	100.00%	100.00%

Note 5. Concentration and Credit Risk

Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Types of Investments and Related Risks” in the Fund’s prospectuses and the Fund’s other filings with the Securities and Exchange Commission (the “SEC”).

Credit Risk

The Fund’s debt investments are subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.

Although the Fund may invest in investments that it believes are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment may be released without the consent of the Fund. Moreover, the Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated. The Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.

Foreign Currency Risk

Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments and the amount of distributions, if any, made by the Fund. In addition, the Fund may incur substantial costs in converting investment proceeds from one currency to another. The Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests may be subject to risks relating to changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Fund may also be adversely affected as a result.

Liquidity Risk

The Fund may invest in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.

Valuation Risk

The Fund is required to carry its investments at market value or, if no market value is ascertainable, at fair value as determined in good faith by the Board of Trustees. As part of the valuation process, the Board of Trustees may take into account the following types of factors, if relevant, in determining the fair value of the Fund’s investments:

STIRA ALCENTRA GLOBAL CREDIT FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2018

(Unaudited)

•	available current market data, including relevant and applicable market trading and transaction comparables;
•	applicable market yields and multiples;
•	security covenants;
•	call protection provisions;
•	information rights;
•	the nature and realizable value of any collateral;
•	the portfolio company’s ability to make payments, its earnings and discounted cash flows and the markets in which it does business;
•	comparisons of financial ratios of peer companies that are public;
•	comparable merger and acquisition transactions; and
•	the principal market and enterprise values.

When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Fund will use the pricing indicated by the external event to corroborate its valuation. The Fund records decreases in the market values or fair values of its investments as unrealized depreciation. Declines in prices and liquidity in the corporate debt markets may result in significant net unrealized depreciation in the Fund’s portfolio. The effect of all of these factors on the Fund’s portfolio may reduce its net asset value by increasing net unrealized depreciation in its portfolio. Depending on market conditions, the Fund could incur substantial realized losses and may suffer additional unrealized losses in future periods, which could have a material adverse effect on its business, financial condition, results of operations and cash flows of the Fund.

Item 2.	Controls and Procedures.

(a)	The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Fund’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stira Alcentra Global Credit Fund

By:	/s/ Christopher Hilbert
	Name:	Christopher Hilbert
	Title:	Chief Executive Officer
	Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Hilbert
	Name:	Christopher Hilbert
	Title:	Chief Executive Officer and Trustee
(Principal Executive Officer)
	Date:	May 30, 2018

By:	/s/ David Miller
	Name:	David Miller
	Title:	Chief Accounting Officer
(Principal Financial and Accounting Officer)
	Date:	May 30, 2018